Equity reserves (Details 6) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Warrant outstanding, beginning of year	5,097,550	2,289,667
Warrant outstanding, end of year	5,097,550	5,097,550
RSU Activity
Statement [Line Items]
Warrant outstanding, beginning of year	581,696	2,124,906
Restricted stock option, granted	263,548	292,842
Restricted stock option, exercised	(230,200)	(1,836,052)
Warrant outstanding, end of year	615,044	581,696
Restricted stock option, vested, end of year	205,775	36,403
Weighted average fair value, outstanding, beginning of year	$ 2.13	$ 2.04
Weighted average fair value, granted	3.01	2.16
Weighted average fair value, exercised	2.13	2.03
Weighted average fair value, outstanding, end of year	2.56	2.13
Weighted average fair value, vested, end of year	$ 2.37	$ 2.14